As filed with the Securities and Exchange	Registration No. 333-70600
Commission on July 20, 2006	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. [ 15 ]

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. ☐

(Check appropriate box or boxes)

SEPARATE ACCOUNT B

(Exact name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (610) 425-3400

Michael A. Pignatella, Counsel ING 151 Farmington Avenue Hartford, CT 06156 (860) 723-2239	John S. (Scott) Kreighbaum, Esq. ING Americas (U.S. Legal Services) 1475 Dunwoody Drive West Chester, PA 19308-1478 (610) 425-3404

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on August 1, 2006 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _______________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BINGUSA.dot - partabshell70600.htm - 06/22/06 12:16 PM

Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

BINGUSA.dot - partabshell70600.htm - 06/22/06 12:16 PM

PARTS A AND PART B

The Prospectus and Statement of Additional Information, each dated April 28, 2006, as supplemented, are incorporated into Parts A and B, respectively of this Post-Effective Amendment No. 15 by reference to the Registrant’s filing under Rule 497(c), as filed on May 1, 2006, and by Registrant’s filings under rule 497(e) as filed on May 3, 2006 and June 28, 2006 (File No. 333-70600).

A supplement dated August 1, 2006, to the Prospectus is included in Part A of this Post-Effective Amendment No. 15.

ING USA Annuity and Life Insurance Company

Separate Account B

ING Rollover ChoiceSM Variable Annuity

Supplement dated August 1, 2006 to the

Contract Prospectus dated April 28, 2006, as amended

The information in this Supplement updates and amends certain information contained in the Contract Prospectus. You should read this Supplement along with the current Contract Prospectus, as amended.

Effective August 7, 2006, or upon state approval, whichever is later, the optional ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) rider may be available under your contract. The ING Joint LifePay rider is an optional benefit available for an extra charge, as described below.

The following section replaces the “Optional Rider Charge” subsection of the “Separate Account Annual Charges” subsection of the “Fees and Expenses” section of the Contract Prospectus, to provide fee information regarding the ING Joint LifePay rider:

Optional Rider Charges

Minimum Guaranteed Income Benefit Rider:

As an Annual Charge (Charge Deducted Quarterly)
0.60% of the MGIB Benefit Base[6]

ING LifePay Minimum Guaranteed Withdrawal Benefit Rider:

As an Annual Charge (Charge Deducted Quarterly)	Maximum Annual Charge if Reset Option Elected[7]
0.40% of Contract Value	1.20% of Contract Value

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider:

As an Annual Charge (Charge Deducted Quarterly)	Maximum Annual Charge if Reset Option Elected[7]
0.65% of Contract Value	1.50% of Contract Value

[6]	Please see “Minimum Guaranteed Income Benefit Rider Charge” and “Optional Minimum Guaranteed Income Benefit Rider” in your Contract Prospectus.
[7]

Please see “ING LifePay Minimum Guarantee Withdrawal Benefit – ING LifePay Reset Option” in your Contract Prospectus or “ING Joint LifePay Minimum Guaranteed Withdrawal Benefit – ING Joint LifePay Reset Option” in this Supplement.

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The following section is added to the “Separate Account Annual Charges” subsection of the “Fees and Expenses” section of the Contract Prospectus:

Separate Account Charge Tables

The following tables show the total annual charges you could pay, based upon the amounts you have invested in the subaccounts (unless otherwise indicated), if you elect the ING Joint LifePay Minimum Guaranteed Withdrawal Benefit rider, based on maximum or current charges under the contract (for contracts issued on or after August 7, 2003). For purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts is the same as the contract value.

Maximum Charges:

	Option Package I (Standard Death Benefit)	Option Package II (Annual Ratchet Death Benefit)	Option Package III (5% Roll-Up Death Benefit)
Mortality & Expense Risk Charge	0.85%	1.05%	1.20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Maximum ING Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider Charge (as percent of contract value)	1.50%	1.50%	1.50%
Total	2.50%	2.70%	2.85%

Current Charges:

	Option Package I (Standard Death Benefit)	Option Package II (Annual Ratchet Death Benefit)	Option Package III (5% Roll-Up Death Benefit)
Mortality & Expense Risk Charge	0.85%	1.05%	1.20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Current ING Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider Charge (as percent of contract value)	0.65%	0.65%	0.65%
Total	1.65%	1.85%	2.00%

The following section is added to the “Fees and Expenses” section of the Contract Prospectus:

Example:

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of Option Package III for contracts established on or after August 7, 2003. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.005% of assets. The example also assumes the election of the ING Joint LifePay rider, and reflects an ING Joint LifePay rider charge of 0.65% for the first five years and the maximum ING Joint LifePay rider charge of 1.50% for years six through ten. If you elect different options, your expenses may be lower. Note that if some or all of the amounts held under the contract are transfer amounts or otherwise not subject to surrender charge, the actual surrender charge will be lower than that represented in the example. Surrender charges may apply if you choose to begin receiving income phase payments within the first contract year and, under certain circumstances, within the first 7 contract years.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$993	$1,751	$2,514	$5,626
2) If you begin receiving income phase payments at the end of the applicable time period:
1 year	3 years	5 years	10 years
$993	$1,751	$2,514	$5,626
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$393	$1,251	$2,214	$5,626

The following section is added to the “Charges Deducted from the Subaccounts” subsection of the “Charges and Fees” section of the Contract Prospectus to reflect charges for the ING Joint LifePay rider:

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay). The annual charge for the ING Joint LifePay rider is 0.65% (0.1625% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. If the rider is added after contract issue, the charges will still be assessed on quarterly contract anniversaries, but the first charge will be assessed pro-rata based upon when the rider is added during the contract quarter. We will deduct charges during the period starting on the rider date and up to the date your rider enters Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see “ING Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider – Lifetime Automatic Periodic Benefit Status,” below. If you surrender or begin receiving income phase payments, we will deduct a pro-rata portion of the current quarterly charge owed at the time of the surrender or beginning of the income phase period.

The following section is added to the Contract Prospectus:

Optional ING Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider

Effective August 7, 2006, and subject to state availability, you may elect to purchase the optional ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) rider. The ING Joint LifePay rider is only available for contracts issued on or after January 1, 2006, and is currently only available if you have not already purchased an optional living benefit rider. You may add only one optional living benefit rider to your contract, and therefore can purchase only one the following riders: the ING LifePay rider, the ING Joint LifePay rider, or the Minimum Guaranteed Income Benefit rider. Each rider has a separate charge. We do, however, reserve the right to allow the purchase of more than one optional living benefit rider in the future, as well as the right to allow contract owners to replace the ING LifePay rider with the ING Joint LifePay rider.

The ING Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals you may take from the contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. Annual withdrawals in excess of the annual withdrawal amount allowed under the rider will reduce the amount of allowable future annual withdrawals, and may result in your inability to receive lifetime payments under the rider. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Once elected, the ING Joint LifePay rider generally may not be cancelled. You may not remove the ING Joint LifePay rider, and charges will be assessed regardless of the performance of your contract. Charges will also be assessed even if one spouse is not active or, as in the event of a divorce, is unable to continue the contract (see “Active Status” and “Divorce,” below).

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Please see “Optional Rider Charges” above for information on ING Joint LifePay rider charges. Amounts received under the ING Joint LifePay rider may be taxed differently depending upon when and how these amounts are received. See “Withdrawals” and “Federal Tax Considerations” below and in the Contract Prospectus for more information.

The ING Joint LifePay rider currently may be elected with your application or on any contract anniversary. We reserve the right to offer other election periods to existing contract owners at our discretion. We may also discontinue offering the ING Joint LifePay rider at our discretion.

The ING Joint LifePay rider may not be appropriate for all investors. You should analyze the rider thoroughly and understand it completely before you select it. The ING Joint LifePay rider does not guarantee any return of principal or premium payments and does not guarantee performance for any specific investment portfolio under the contract. The ING Joint LifePay rider may also affect the death benefit amount under the contract. You should consult a qualified financial adviser in evaluating the ING Joint LifePay rider.

The ING Joint LifePay rider may not be available in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

The following describes the optional ING Joint LifePay rider. Please retain this supplement with your Contract Prospectus so that you will have it for future reference.

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) Rider. The ING Joint LifePay rider is an optional benefit which guarantees that if your contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal, we will pay an amount equal to the Maximum Annual Withdrawal annually until the death of both you and your spouse (provided you and your spouse remain in active status as described below).

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Internal Revenue Code of 1986 (the “Tax Code”)) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Designation Requirements,” below.

The minimum issue age is 60 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. Some broker-dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 60. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract or as an IRA. In both cases the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

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IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender, or begin receiving income phase payments in lieu of payments under the rider. These events automatically cancel the ING Joint LifePay rider. The Company may, at its discretion, cancel and/or replace the ING Joint LifePay rider at your request in order to renew or reset the ING Joint LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving income phase payments in lieu of payments under the rider;

2)

die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider); or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)

For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)

For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse, or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you

X.70600-06A	5	August 2006

understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce” in this Contract Supplement.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the ING Joint LifePay rider is issued (the “effective date of the ING Joint LifePay rider”) and continues until the earliest of:

1)	the income phase commencement date;

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

As described below, certain features of the ING Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the income phase commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than investment advisory fees, as described below), or the income phase commencement date, whichever occurs first. During the accumulation phase of the contract, the ING Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the contract, the rider may only be in the Withdrawal Phase. The rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the rider by electing to enter the income phase and begin receiving income phase payments. However, if you have not elected to begin receiving income phase payments, and the rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the rider and contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can no longer elect to receive income phase payments.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium.

2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.

3)

The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater then the current ING Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of income phase payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you

X.70600-06A	6	August 2006

choose to reset the ING Joint LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals 5% of the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal.

If the ING Joint LifePay rider is in the Growth Phase, and the income phase commencement date is reached, the ING Joint LifePay rider will enter the Withdrawal Phase and income phase payments will begin. In lieu of the income phase options under the Contract, you may elect a life only income phase option under which we will pay the greater of the income phase payout under the Contract and annual payments equal to the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only income phase option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction for the amount withdrawn up to the Maximum Annual Withdrawal but before the deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Appendix A, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year, subject to the following:

1)

If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)

Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)

The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the

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contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.

7)

If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Appendix A, Illustration 3.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the

ING Joint LifePay rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly, or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

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ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if 5% of the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the contract value on the Reset Effective Date. The reset option is only available when the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See Appendix A, Illustration 4.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay rider, as described in this supplement), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Fund. We will require this allocation regardless of your investment instructions to the contrary, as described further below.

While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Fund. See “Fixed Allocation Fund Automatic Rebalancing” below. Please be advised that the ING GET U.S. Core Portfolio is not available as an investment option if you have chosen the ING Joint LifePay rider.

Accepted Funds. Currently the Accepted Funds are the ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution Income Portfolio, ING Liquid Assets Portfolio, Fixed Account II, and the Fixed Interest Division. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation Fund.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Fund are considered Other Funds.

Fixed Allocation Fund Automatic Rebalancing. If the contract value in the Fixed Allocation Fund is less than 20% of the total contract value allocated to the Fixed Allocation Fund and Other Funds on any ING Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund. Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Fund or Other Funds.

Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix B – Examples of Fixed Allocation Fund Automatic Rebalancing.”

X.70600-06A	9	August 2006

In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix B – Examples of Fixed Allocation Fund Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)

If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint LifePay coverage and charges will continue. As of the date the contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or 5% of the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges

will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option        has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)

change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

X.70600-06A	10	August 2006

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)

for nonqualified contracts, change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

Federal Tax Considerations. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under the ING Joint LifePay rider during Lifetime Guaranteed Withdrawal Status, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For non-qualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the ING Joint LifePay rider could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. We currently treat any amounts paid to you under the ING Joint LifePay Rider while in Lifetime Automatic Periodic Benefit Status as income phase payments rather than withdrawals.

X.70600-06A	11	August 2006

APPENDIX A

ING Joint LifePay Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

X.70600-06A	12	August 2006

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. On January 31, the Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

X.70600-06A	13	August 2006

APPENDIX B

Examples of Fixed Allocation Fund Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Fund Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocations Fund (0%) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Fund. Your ending allocations will be $100,000 to Accepted Funds, $100,000 to the Fixed Allocation Fund, and $400,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted Funds ($70,000), 20% to the Fixed Allocation Fund ($20,000), and 5% to Other Funds ($5,000). No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $200 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,200) is 20% of the total amount allocated to the Fixed Allocation Fund and Other Funds ($6,000).

X.70600-06A	14	August 2006

SEPARATE ACCOUNT B

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
Financial Statements:
(a)(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Separate Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Operations for the years ended December 31, 2005, 2004 and 2003
-	Balance Sheets as of December 31, 2005 and 2004
-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003
-	Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
-	Notes to Financial Statements

(b)	Exhibits
(1)

Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

	(2)	Not applicable
(3.1)

Amendment to and Restatement of the Distribution Agreement between ING USA and DSI effective January 1, 2004 • Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2004 (File Nos. 333-90516, 811-5626).

(3.2)

Master Selling Agreement • Incorporated by reference to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on May 12, 2006(File Nos. 333-70600; 811-5626).

(4.1)

Variable Annuity Group Master Contract (GA-MA-1102) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.2)

Variable Annuity Contract (GA-IA-1102) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.3)

Variable Annuity Certificate (GA-CA1102) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.4)

GET Fund Rider (GA-RA-1085) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.5)

Section 72 Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.6)

Waiver of Surrender Charge Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.7)

Simple Retirement Account Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(4.8)

403(b) Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(4.9)

Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(4.10)

ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(4.11)

Death Benefit Option Package Endorsement (GA-RA-1117) • Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 1, 2003 (File Nos. 333-70600, 811-5626).

(4.12)

Company Address and Name Change Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(4.13)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life Pay) (IU-RA-3023)
(4.14)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (IU-RA-3023)
(4.15)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint Life Pay) (IU-RA-3029
(5)

Variable Annuity Application (GA-CDF-1105(01/05) • Incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 23, 2005 (File Nos. 333-70600, 811-5626).

(6.1)

Restated Articles of Incorporation Providing for the Redomestication of Golden American Life Insurance Company dated July 2 and 3, 2003, effective January 1, 2004 • incorporated by reference to Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).

(6.2)

Amendment to Articles of Incorporation Providing for the Name Change of Golden American Life Insurance Company dated November 20, 2003, effective January 1, 2004 • incorporated by reference to the Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).

(6.3)

Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers of ING USA Annuity and Life Insurance Company dated March 3 and 4, 2004, effective March 11, 2004 • incorporated by reference to the Company's 10-Q, as filed with the SEC on May 17, 2004 (File No. 033-87270).

(6.4)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, effective January 1, 2005 • Incorporated by reference to Registrant’s Form 10-K as filed with the Securities and Exchange Commission on May 13, 2005 (File No. 33-87270).

(6.5)

Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) • Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28679, 811-5626).

(7)	Not applicable
(8.1)

Organizational Agreement dated December 28, 1988 • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.2)

Assignment Agreement dated March 20, 1991for Organizational Agreement • Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A to the GCG Trust as filed on May 3, 1999 (File No. 33-23512)

(8.3)

Addendum to Organizational Agreement (adding Market Manager Series and Value Equity Series) • Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A to the GCG Trust as filed on November 26, 1997, (File No. 33-23512)

(8.4)

Addendum dated September 25, 1995 to Organizational Agreement (adding Strategic Equity Series) • Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A to the GCG Trust as filed on May 3, 1999 (File No. 33-23512)

(8.5)

Addendum dated December 29, 1995 to Organizational Agreement (adding Small Cap Series) • Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A to the GCG Trust as filed on December 22, 1995, (File No. 33-23512)

(8.6)

Addendum to Organizational Agreement (adding Managed Global Series) • Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to the GCG Trust as filed on June 14, 1996 (File No. 33-23512)

(8.7)

Addendum dated August 19, 1997 to Organizational Agreement (adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series) • Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A to the GCG Trust as filed on September 2, 1997 (File No. 33-23512)

(8.8)

Addendum dated February 16, 1999 to Organizational Agreement (adding International Equity Series and the Large Cap Value Series) • Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A to the GCG Trust as filed on February 29, 2000 (File No. 33-23512)

(8.9)

Addendum dated June 15, 1999 to Organizational Agreement (adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series) • Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A to the GCG Trust as filed on July 14, 2000 (File No. 33-23512)

(8.10)

Addendum dated November 16, 2000 to Organizational Agreement (adding International Equity Series) • Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A to the GCG Trust as filed on December 1, 2000 (File No. 33-23512)

(8.11)

Addendum dated February 22, 2001 to Organizational Agreement (adding Internet Tollkeeper Series) • Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A to the GCG Trust as filed on April 27, 2001 (File No. 33-23512)

(8.12)

Addendum dated February 26, 2002 to Organizational Agreement (adding Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE) • Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A to the GCG Trust as filed on April 24, 2002 (File No. 33-23512)

(8.13)

Service Agreement effective as of January 1, 1994 between Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to the Initial Registration Statement on Form N-4 (File No. 333-70600), as filed on October 1, 2001.

(8.14)

Asset Management Agreement effective as of January 20, 1998 between Golden American Life Insurance Company and ING Investment Management LLC • Incorporated by reference to the Initial Registration Statement on Form N-4 (File No. 333-70600), as filed on October 1, 2001.

(8.15)

Amendments effective January 1, 2003 to Asset Management Agreement effective as of January 20, 1998 between Golden American Life Insurance Company and ING Investment Management LLC • Incorporated by reference to Exhibit 10.A(l) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the SEC on March 29, 2004 (File No. 033-87270).

(8.16)

Third Amendment effective August 18, 2003 to Asset Management Agreement effective as of January 20, 1998, as amended on January 1, 2003, between Golden American Life Insurance Company and ING Investment Management LLC • Incorporated by reference to Exhibit 10.A(n) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the SEC on March 29, 2004 (File No. 033-87270).

(8.17)

Surplus Note, dated (09/30/99) between Golden American Life Insurance Company and ING American Insurance Holdings, Inc. • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.18)

Surplus Note, dated (12/08/99) between Golden American Life Insurance Company and First Columbine Life Insurance Company • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.19)

Reinsurance Agreement, effective (01/01/00) between Golden American Life Insurance Company and Security Life of Denver International Limited • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.20)

Letter of Credit between Security Life of Denver International Limited and The Bank of New York • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.21)

Surplus Note for $50,000,000 aggregate principal amount, dated December 29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, Security Life of Denver International Limited • Incorporated by reference from Exhibit 10.(q) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.22)

Surplus Note for $175,000,000 aggregate principal amount, dated December 29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ING Life Insurance and Annuity Company • Incorporated by reference from Exhibit 10.(r) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.23)

Surplus Note for $175,000,000 aggregate principal amount, dated December 29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ReliaStar Life Insurance Company • Incorporated by reference from Exhibit 10(s) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.24)

Services Agreement dated January 1, 2001 by and between Golden American Life Insurance Company and ING affiliated Insurance Companies listed on Exhibit B • Incorporated by reference from Exhibit 10.A(k) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.25)

Services Agreement dated January 1, 2001 by and between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. • Incorporated by reference from Exhibit 10.A(g) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.26)

Form of Finance Shared Services Center Services Agreement dated September 1, 2000 by and among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-70600), as filed on December 11, 2001.

(8.27)

Participation Agreement made and entered into as of May 1, 2001 among Pilgrim Variable Products Trust, ING Pilgrim Investments, LLC, Golden American Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A for ING Variable Products Trust (File No. 33-73140), as filed on April 15, 2004.

(8.28)

Amendment executed August 30, 2002 Participation Agreement made and entered into as of May 1, 2001 among Pilgrim Variable Products Trust, ING Pilgrim Investments, LLC, Golden American Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A for ING Variable Products Trust (File No. 33-73140), as filed on April 15, 2004.

(8.29)

Participation Agreement made and entered into as of July 13, 2001 by and among Golden American Life Insurance Company, Pioneer Variable Contracts Trust, and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-23351), as filed on April 29, 2002.

(8.30)

Participation Agreement made and entered into as of July 20, 2001 by and among Golden American Life Insurance Company and Fidelity Distributors Corporation on behalf of each of its Variable Insurance Products • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-23351), as filed on April 29, 2002.

(8.31)

Participation Agreement made and entered into as of July 13, 2001 by and among Golden American Life Insurance Company, AIM Variable Insurance Funds, Inc. and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-23351), as filed on April 29, 2002.

(8.32)

Participation Agreement effective as of July 16, 2001 by and among Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced, VP, Inc., Aetna GET Fund on behalf of its series, Aetna Variable Portfolios, Inc. on behalf of its series, and Aeltus Investment management, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30, 2002.

(8.33)

Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.34)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.35)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.36)

Third Amendment dated May 3, 2004 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.

(8.37)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006

(8.38)

Fund Participation Agreement effective July 13, 2001 between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30, 2002.

(8.39)

Amendment dated September 1, 2001 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30, 2002.

(8.40)

Amendment dated May 1, 2003 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003.

(8.41)

Amendment dated November 1, 2004 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) ) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.

(8.42)

Amendment dated April 29, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002)

(8.43)

Amendment dated August 31, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002)

(8.44)

Amendment dated December 7, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002)

(8.45)

Form of Participation Agreement between Golden American Life Insurance Company and Oppenheimer Variable Account Funds • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30, 2002.

(8.46)

Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life Insurance Company, Service Class Shares • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A (File No. 333-127202), as filed on October 29, 2004.

(8.47)

Amendment effective May 1, 2003 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life Insurance Company, Service Class Shares • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 333-127202), as filed on April 30, 2003.

(8.48)

Amendment dated November 1, 2004 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life Insurance Company, Service Class Shares • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-127202), as filed on April 1, 2005.

(8.49)

Amendment dated December 7, 2005 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life Insurance Company, Service Class Shares

(8.50)

Participation Agreement dated May 1, 1998 by and among Golden American Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-28769), as filed on April 26, 1999.

(8.51)

Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 33-88334), as filed on April 30, 2004.

(8.52)

Participation Agreement made and entered into as of May 1, 2003 among ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 33-23512), as filed on February 27, 2004 .

(8.53)

Participation Agreement dated September 2, 2003 as amended and restated on May 17, 2004 among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and Management Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-70600), as filed on August 1, 2005.

(8.54)

Expense Reimbursement Agreement Amendment • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas Joseph McInerney[1]	Director and Chairman
Kathleen Ann Murphy[2]	Director
Robert W. Crispin[3]	Director
Catherine H. Smith[2]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Harry N. Stout[4]	President
Andrew D. Chua[5]	President, ING Institutional Markets
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
James R. Gelder[6]	Senior Vice President
James R. McInnis[4]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Linda M. Beblo[4]	Vice President
Jeoffrey A. Block[7]	Vice President
Michelle Burkholder[4]	Vice President
Kevin L. Christensen[7]	Vice President
Patricia M. Corbett[7]	Vice President
Karen Czizik[5]	Vice President
Donald M. Desiderato[2]	Vice President
Shari A. Enger[4]	Vice President

Julie A. Foster[7]	Vice President
Saskia M. Goedhart[4]	Vice President
Steven J. Haun[7]	Vice President
Charles F. Hill[4]	Vice President
Irene R. Jensen[4]	Vice President
Bart D. Kollen[5]	Vice President
Frederick C. Litow[1]	Vice President
William L. Lowe[2]	Vice President
Alan S. Lurty[4]	Vice President
Thomas A. Lutter[4]	Vice President
Paul L. Mistretta[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[7]	Vice President
Laurie J. Rasanen[8]	Vice President
Kevin J. Reimer[5]	Vice President
Matthew J. Rider[4]	Vice President
Eric J. Steelman[4]	Vice President
Sandra L. Stokley[7]	Vice President
Laurie M. Tillinghast[2]	Vice President
William J. Wagner[5]	Vice President
Barry G. Ward[4]	Vice President
Christopher R. Welp[7]	Vice President
Mary A. Broesch[4]	Vice President and Actuary
Kimberly M. Curley[5]	Vice President and Actuary

Richard K. Lau[4]	Vice President and Actuary
Alice W. Su4	Vice President and Actuary
Robert E. Winawer[4]	Vice President and Appointed Actuary
John R. Dobo[5]	Vice President and Chief Actuary, ING Institutional Markets
Linda E. Senker[4]	Vice President and Chief Compliance Officer
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah T. Hall[4]	Vice President, Compliance
Kristi L. Wohlwend[7]	Vice President, Compliance
Ronald Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Paul L. Zemsky[3]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Joy M. Benner[6]	Secretary
Eric G. Banta[5]	Assistant Secretary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[6]	Assistant Secretary

Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James A. May, III[1]	Assistant Secretary
John Oberg[6]	Assistant Secretary
Randall K. Price[6]	Assistant Secretary
James Shuchart[4]	Assistant Secretary
Melissa L. Skinner[6]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Edwina P. J. Steffer[6]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of this director and this officer is 230 Park Avenue, 13th Floor, New York, New York 10169.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
6	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 2000, 21st Avenue NW, Minot, North Dakota 58703.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 333-81216), as filed on April 11, 2006.

Item 27.	Number of Contract Owners

As of June 30, 2006, there were 209,078 qualified contract owners and 209,224 non-qualified contract owners in ING USA’s Separate Account B.

Item 28.	Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)

At present, Directed Services, Inc. (“DSI”), the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ (formerly Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b)	The following information is furnished with respect to the officers and directors of Directed Services, Inc., the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Principal Underwriter
James R. McInnis[1]	Director and President
Robert J. Hughes[1]	Director
Matthew J. Rider[1]	Director
Shaun P. Mathews[2]	Executive Vice President
Kimberly A. Anderson[3]	Senior Vice President
James M. Hennessy[3]	Senior Vice President
Robert S. Naka[3]	Senior Vice President
Michael J. Roland[3]	Senior Vice President
Laurie M. Tillinghast[2]	Senior Vice President
Stanley D. Vyner 230 Park Ave., 13th Floor New York, NY 10169	Senior Vice President
Anita F. Woods[4]	Chief Financial Officer
Joseph M. O’Donnell[3]	Investment Advisory Chief Compliance Officer and Senior Vice President
Beth G. Shanker[5]	Broker Dealer Chief Compliance Officer

Julius A. Drelick, III[3]	Vice President
William A. Evans[2]	Vice President
Todd Modic[3]	Vice President
Alyce D. (Leighton) Shaw[1]	Vice President
David S. Pendergrass[4]	Vice President and Treasurer
Dawn M. Peck[4]	Vice President, Assistant Treasurer and Assistant Secretary
James Shuchart[1]	General Counsel
Bruce Kuennen[1]	Attorney-in-Fact
Joy M. Benner[6]	Secretary
Diana R. Cavender[6]	Assistant Secretary
Randall K. Price[6]	Assistant Secretary
Loralee A. Renelt[6]	Assistant Secretary
Edwina P. J. Steffer[6]	Assistant Secretary
G. Stephen Wastek[3]	Assistant Secretary

1	The principal business address of these directors and this officer is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
2.	The principal business address of these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
4	The principal business address of this officer 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.
5	The principal business of this officer is 1290 Broadway, Denver, Colorado 80203.
6	The principal business address of this officer if 20 Washington Avenue south, Minneapolis, MN 55401.

(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	2005 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

DSI	$378,135,000	$0	$0	$0
Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390, and at 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 31.	Management Services

None.

Item 32.	Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.

2.

That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 20th day of July, 2006.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)
By:	Harry N. Stout*
Harry N. Stout President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated

Signature	Title

Harry N. Stout*	President	)
Harry N. Stout	(principal executive officer))
)
Catherine H. Smith*	Director	)	July 20,
Catherine H. Smith		)	2006
)
Thomas J. McInerney*	Director	)
Thomas J. McInerney		)
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)

Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella Counsel of Depositor

*Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney

VARIABLE ANNUITY ACCOUNT B

EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.4.13	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life Pay) (IU-RA-3023)

99-B.4.14	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (IU-RA-3023)

99-B.4.15	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint Life Pay) (IU-RA-3029)

99-B.8.42

Amendment dated April 29, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002)

99-B.8.43

Amendment dated August 31, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002)

99.-B.8.44

Amendment dated December 7, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002)

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm

99-B.13	Powers of Attorney